Share capital - Schedule of Share Capital Issued (Detail)			12 Months Ended
	Jan. 24, 2025 shares	Dec. 05, 2024 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Nov. 29, 2024 shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)			38,403,737	35,586,301	35,230,551
Outstanding share capital, beginning of year | $			$ 281,296,133	$ 242,487,728	$ 235,611,237
Issue of equity | $				$ 30,000,000
Number of share options exercised in share-based payment arrangement	10,000		10,000	489,166	330,750
Purchase of shares under ELOC, net of issuance costs			3,750,000	0	0
Purchase of shares value under ELOC, net of issuance costs | $			$ 5,999,500	$ 0	$ 0
Ending balance (in shares)			53,692,089	38,403,737	35,586,301
Outstanding share capital, end of year | $			$ 328,544,223	$ 281,296,133	$ 242,487,728
Deferred Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement			962,500	173,958	25,000
Share options exercised | $			$ 15,467,160	$ 2,733,328	$ 400,000
Restricted share units [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement			900,000	31,875	0
Share options exercised | $			$ 13,321,000	$ 460,225	$ 0
Share options [member]
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement			10,000	489,166	330,750
Share options exercised | $			$ 120,511	$ 6,019,398	$ 6,476,491
Warrants [member]
Disclosure of classes of share capital [line items]
Number of shares issued						100,000
Number of share options exercised in share-based payment arrangement		28,687	0	122,437	0
Share options exercised | $			$ 0	$ 2,134,649	$ 0
Line Of Credits [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			215,852	0	0
Issue of equity | $			$ 375,000	$ 0	$ 0
IPO [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			0	2,000,000	0	2,000,000
Issue of equity | $			$ 0	$ 27,460,805	$ 0
Private Placement Financing [Member]
Disclosure of classes of share capital [line items]
Number of shares issued			9,450,000
Issue of equity | $			$ 11,964,919